Analysis of changes in financing during the year, Subordinated liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of changes in financing during the year
Issue of subordinated liabilities		£ 577
Redemption of subordinated liabilities		(1,108)	£ (2,258)	£ (5,747)
Interest on subordinated liabilities		(510)	(566)	(717)
Issuance of MRELs		3,640	6,996	3,612
Maturity/redemption of MRELs		(1,285)		(774)
Interest on MRELs		(428)	(237)	(139)
Net cash flows from financing activities	[1]	(2,547)	472	(5,509)
Subordinated Liabilities
Analysis of changes in financing during the year
At 1 January		10,535	12,722	19,419
Issue of subordinated liabilities		577
Redemption of subordinated liabilities		(1,108)	(2,258)	(5,747)
Interest on subordinated liabilities		(510)	(566)	(717)
Net cash flows from financing activities		(1,041)	(2,824)	(6,464)
Other adjustments including foreign exchange		485	637	(233)
At 31 December		9,979	10,535	12,722
MREL
Analysis of changes in financing during the year
At 1 January		16,821	9,202	6,832
Issuance of MRELs		3,640	6,996	3,612
Maturity/redemption of MRELs		(1,285)		(774)
Interest on MRELs		(428)	(237)	(139)
Net cash flows from financing activities		1,927	6,759	2,699
Other adjustments including foreign exchange		501	860	(329)
At 31 December		£ 19,249	£ 16,821	£ 9,202

[1]	2018 and 2017 have been re-presented to align the balance sheet classification. MREL was previously presented in Operating activities and is now presented in Financing activities.